Note 11 - Income Per Common Share	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Income per common share:

(thousands of Canadian dollars)
	for the three months ended
	January 31	January 31
	2023	2022

Net income	$9,417	$5,566
Less: dividends on preferred shares	(247)	(247)
	9,170	5,319

Average number of common shares outstanding	27,025,317	27,441,082

Income per common share:	$0.34	$0.19

Common shares associated with the Series 1 NVCC preferred shares are contingently issuable shares and would only have a dilutive impact upon issuance. There are 40,000 outstanding employee stock options that are dilutive; however, the impact on the Bank’s income per share calculation is de minimis.